Employee Retirement Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer contributions	$ 1.3	$ 1.1